Land, furniture and equipment - Net: Additional information (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Land, furniture and equipment:
Depreciation expense	$ 72,250	$ 60,687	$ 67,548
Mexico
Land, furniture and equipment:
Depreciation expense right-of-use assets	3,583	6,340	5,457
Puerto Rico (Aerostar)
Land, furniture and equipment:
Depreciation expense right-of-use assets	0
Aerostar
Land, furniture and equipment:
Depreciation expense	59,090	48,514	57,693
Airplan
Land, furniture and equipment:
Depreciation expense	$ 710	$ 613	$ 424